CONSOLIDATED STATEMENTS OF INCOME ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2015 INR (₨) ₨ / shares	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2014 INR (₨) ₨ / shares	Mar. 31, 2013 INR (₨) ₨ / shares
Interest and dividend revenue:
Loans		₨ 388,264.7	$ 6,231.2	₨ 326,755.3	₨ 271,730.5
Trading securities		5,123.4	82.2	5,883.4	5,780.0
Available for sale securities		94,129.1	1,510.7	77,497.1	66,554.2
Other		13,270.0	213.0	12,075.5	9,813.8
Total interest and dividend revenue		500,787.2	8,037.1	422,211.3	353,878.5
Interest expense:
Deposits		227,321.9	3,648.2	187,574.7	163,092.7
Short-term borrowings		6,944.6	111.5	18,075.0	13,888.4
Long-term debt		29,948.0	480.6	23,976.6	19,556.9
Other		396.4	6.4	12.9	264.0
Total interest expense		264,610.9	4,246.7	229,639.2	196,802.0
Net interest revenue		236,176.3	3,790.4	192,572.1	157,076.5
Provision for credit losses		17,000.2	272.8	17,428.1	12,688.0
Net interest revenue after provision for credit losses		219,176.1	3,517.6	175,144.0	144,388.5
Non-interest revenue, net:
Fees and commissions		71,423.6	1,146.3	60,314.1	53,989.6
Trading securities gain/(loss), net		698.1	11.2	(345.1)	105.0
Realized gain/(loss) on sales of available for sale securities, net		5,167.9	82.9	1,755.7	2,227.8
Other than temporary impairment losses on available for sale securities		(1.8)	0.0	(664.7)	(1,546.3)
Foreign exchange transactions		9,358.0	150.2	9,010.5	9,727.0
Derivatives gain/(loss), net		(7,393.0)	(118.6)	119.5	241.9
Other, net		568.7	9.1	644.5	432.4
Total non-interest revenue, net		79,821.5	1,281.1	70,834.5	65,177.4
Total revenue, net		298,997.6	4,798.7	245,978.5	209,565.9
Non-interest expense:
Salaries and staff benefits		66,909.4	1,073.9	57,550.3	53,954.1
Premises and equipment		20,499.2	329.0	18,722.8	17,391.4
Depreciation and amortization		6,905.8	110.8	6,980.3	6,686.2
Administrative and other		50,439.6	809.6	39,436.2	37,254.9
Amortization of intangible assets		219.0	3.5	1,538.5	2,304.5
Total non-interest expense		144,973.0	2,326.8	124,228.1	117,591.1
Income before income tax		154,024.6	2,471.9	121,750.4	91,974.8
Income tax expense	[1]	54,519.9	875.0	42,304.2	29,840.1
Net income before noncontrolling interest		99,504.7	1,596.9	79,446.2	62,134.7
Less: Net income attributable to shareholders of noncontrolling interest		267.0	4.3	126.5	315.3
Net income attributable to HDFC Bank Limited		₨ 99,237.7	$ 1,592.6	₨ 79,319.7	₨ 61,819.4
Per share information:
Earnings per equity share-basic | (per share)		₨ 40.94	$ 0.66	₨ 33.18	₨ 26.18
Earnings per equity share-diluted | (per share)		40.55	0.65	32.94	25.91
Per ADS information (where 1 ADS represents 3 shares):
Earnings per ADS-basic | (per share)		122.82	1.98	99.54	78.54
Earnings per ADS-diluted | (per share)		121.65	1.95	98.82	77.73
Dividends declared per equity share | (per share)		₨ 8.00	$ 0.13	₨ 6.85	₨ 5.50

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. (3,771.9) million, Rs. 6,310.3 million and Rs. (11,425.5) million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively. Includes income tax effects on reclassification adjustment on gains and losses on available for sale securities included in net income reclassified from accumulated other comprehensive income of Rs. 103.8 million, Rs. 10.0 million and Rs. (69.5) million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively. Further, pretax income and income tax expense are substantially from India.